Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

March 28, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the BlueSky International ESG Fund, a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 180 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on March 25, 2019 (Accession No. 0001398344-19-005489).

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 385-5777.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary